Fees Summary	May 29, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	2,461.67
Total Transaction Valuation	17,825,291.42
Total Offset Amount	490.48
Net Fee	$ 1,971.19
Offering Table N/A
Offset Table N/A